Taxation (Details) - Schedule of deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Current income tax expense	$ 261,586
Deferred income tax (benefit) expense	(18,749)	$ 88,473
Total income tax expense	$ 242,837	$ 88,473